Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Obligations [Line Items]
Defined benefit pension expense	$ 10,643	$ 12,295
Defined contribution pension expense	1,635	1,511
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	9,880	11,032
Past service cost and loss from settlements	0	383
Loss on settlement	96	2,163
Total service cost	9,976	13,578
Net interest expense	986	976
Administration cost	82	83
Defined benefit pension expense	11,044	14,637
Defined contribution pension expense	$ 1,639	$ 1,469